RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under scheduled operating leases that have initial or remaining noncancelable terms in excess of one year are as follows:

Year ending December 31,
2013	$2,369,000
2014	2,231,000
2015	2,041,000
2016	1,893,000
2017	85,000
Thereafter	—
Total minimum payments	$8,619,000

Schedule of Related Party Transactions
Kennedy Wilson received fees and other income from affiliates and entities in which Kennedy-Wilson holds ownership interests in the following amounts:

	Year ended December 31,
	2012	2011	2010
Property management and leasing fees	$24,509,000	$14,546,000	$12,417,000
Commissions	7,932,000	24,183,000	5,375,000
Sale of real estate	—	—	9,535,000
Total related party revenue	$32,441,000	$38,729,000	$27,327,000

Affiliate of a Third-Party Shareholder [Member]
Related Party Transaction [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2012, the future minimum lease payments under this agreement are as follows:

Year
2013	$1,493,000
2014	1,537,000
2015	1,583,000
2016	1,632,000
2017	—
Thereafter	—
Total minimum payments	$6,245,000